UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-09221

                            COMMUNITY CAPITAL TRUST
               (Exact name of registrant as specified in charter)

                            COMMUNITY CAPITAL TRUST
                                2500 WESTON ROAD
                                   SUITE 101
                                WESTON, FL 33331
                    (Address of principal executive offices)

                           MICHAEL P. MALLOY, ESQUIRE
                           DRINKER BIDDLE & REATH LLP
                          ONE LOGAN SQUARE, STE. 2000
                             PHILADELPHIA, PA 19103
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-954-217-7999

                        Date of Fiscal Year End: MAY 31

            Date of Reporting Period: JULY 1, 2013 TO JUNE 30, 2014

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THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AMERICAN CAPITAL MORTGAGE
CUSIP: 02504A104 TICKER: MTGE
Meeting Date: 22-Apr-14    Meeting Type: Annual
1.   A Vote for Election of the Following Nominees:
1.   Robert Couch                                        Issuer                    Did Not Vote
2.   Morris A. Davis                                     Issuer                    Did Not Vote
3.   Randy E Dobbs                                       Issuer                    Did Not Vote
4.   Marry Harvey                                        Issuer                    Did Not Vote
5.   Prue B. Larocca                                     Issuer                    Did Not Vote
6.   Alvin Puryear                                       Issuer                    Did Not Vote
7.   Malon Wilkus                                        Issuer                    Did Not Vote
8.   John Erickson                                       Issuer                    Did Not Vote
9.   Samuel Flax                                         Issuer                    Did Not Vote
2.   To Approve an Amendment to the American Capital
     Mortgage Investment Corp. Equity Incentive Plan.    Issuer                    Did Not Vote
3.   Ratification of Appointment of Ernst & Young LLP As
     our Independent Public Accountant for the Year
     Ending December 31, 2014.                           Issuer                    Did Not Vote
AMERICAN INTERNATIONAL GROUP
CUSIP: 026874784 TICKER: AIG
Meeting Date: 12-May-14    Meeting Type: Annual
1.   Election of Directors
1.1  Robert Benmosche                                    Issuer      For           Voted - For
1.2  Don Cornwell                                        Issuer      For           Voted - For
1.3  Peter Fisher                                        Issuer      For           Voted - For
1.4  John Fitzpatrick                                    Issuer      For           Voted - For
1.5  William Jurgensen                                   Issuer      For           Voted - For
1.6  Christopher Lynch                                   Issuer      For           Voted - For
1.7  Arthur Martinez                                     Issuer      For           Voted - For
1.8  George Miles Jr                                     Issuer      For           Voted - For
1.9  Henry Miller                                        Issuer      For           Voted - For
1.10 Robert Miller                                       Issuer      For           Voted - For
1.11 Suzanne Nora Johnson                                Issuer      For           Voted - For
1.12 Ronald Rittenmeyer                                  Issuer      For           Voted - For
1.13 Douglas Steenland                                   Issuer      For           Voted - For
1.14 Theresa M. Stone                                    Issuer      For           Voted - For
2.   To Vote on A Non-binding Advisory Basis, to Approve
     Executive Compensation.                             Issuer      For           Voted - For
3.   To Act Upon A Proposal to Amend and Restate AIG's
     Restated Certificate of Incorporation to Continue
     to Restrict Certain Transfers of AIG Common Stock
     in Order to Protect AIG's Tax Attributes.           Issuer      For           Voted - For


3

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION     REGISTRANT VOTED
4.   To Act Upon A Proposal to Ratify the Amendment to
     Extend the Expiration of the American International
     Group, Inc. Tax Asset Protection Plan.              Issuer      For           Voted - For
5.   To Act Upon A Proposal to Ratify the Selection of
     Pricewaterhousecoopers LLP As AIG's Independent
     Registered Public Accounting Firm for 2014.         Issuer      For           Voted - For
ANHEUSER-BUSCH
CUSIP: 03524A108 TICKER: BUD
Meeting Date: 30-Apr-14     Meeting Type: Annual
1A.  Change in Relation to Outstanding Subscription
     Rights Granted to Directors of the Company and
     Certain Executives                                  Issuer      For           Voted - For
1B.  Renewal of the Powers of the Board of Directors
     Relating To the Authorized Capital.                 Issuer      For           Voted - For
2A.  Renewal of the Powers of the Board of Directors
     Relating to the Acquisition of Own Shares.          Issuer      For           Voted - For
2B.  Replacing Article 10 of the Articles of Association Issuer      For           Voted - For
3A.  Approval of the Statutory Annual Accounts           Issuer      For           Voted - For
3B.  Discharge to the Directors                          Issuer      For           Voted - For
3C.  Discharge to the Statutory Auditor.                 Issuer      For           Voted - For
a.   Mr. Kees Storm                                      Issuer      For           Voted - For
b.   Mark Winkelman                                      Issuer      For           Voted - For
c.   Alexandre Van Damme                                 Issuer      For           Voted - For
d.   Gregoire De Spoelberch                              Issuer      For           Voted - For
e.   Carlos Alberto De Veiga Sicupira                    Issuer      For           Voted - For
f.   Marcel Herrmann Telles                              Issuer      For           Voted - For
g.   Paulo Lemann                                        Issuer      For           Voted - For
h.   Alexandre Begring                                   Issuer      For           Voted - For
i.   Elioleoni Sceti                                     Issuer      For           Voted - For
j.   Maria Asuncion Aramburuzabala Larregui              Issuer      For           Voted - For
k.   Valentin Diez Morodo                                Issuer      For           Voted - For
3.D. Remuneration:                                       Issuer      For           Voted - For
3.D.a Remuneration Policy and Remuneration Report of the
     Company                                             Issuer      For           Voted - For
3.D.b. Stock Options for Directors                       Issuer      For           Voted - For
4.   Filings                                             Issuer      For           Voted - For
ARES CAPITAL CORP
CUSIP: 04010L103 TICKER: ARCC
Meeting Date: 02-Jun-14     Meeting Type: Annual
1.   Election of Directors
1.1 Michael Arougheti                                    Issuer      For           Voted - For
1.2  Ann Bates                                           Issuer      For           Voted - For
1.3  Steven Mckeever                                     Issuer      For           Voted - For


4

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    CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.  To Ratify the Selection of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Fir, for the Year Ending December 31, 2014          Issuer      For           Voted - For
3.  To Authorize the Company, with the Approval of Its
    Board of Directors, to Sell Or Otherwise Issue
    Shares of Its Common Stock at A Price Below Its
    Then Current Net Asset Value Per Share Subject to
    the Limitations Set Forth in the Proxy Statement
    for the 2014 Annual Meeting of Stockholders
    (including, Without Limitation, That the Number of
    Shares Issued Does Not Exceed 25% of the Company's
    Then Outstanding Common Stock)                      Issuer      For           Voted - For
4.  To Vote and Otherwise Represent the Undersigned on
    Such Other Matters As May Properly Come Before the
    Meeting Or Any Adjournment of Postponement Thereof. Issuer      For           Voted - For
ARES COMMERCIAL REAL ESTATE
CUSIP: 04013V108 TICKER: ACRE
Meeting Date: 26-Jun-14   Meeting Type: Annual
1.  Election of Directors
1.1 Caroline Blakely                                    Issuer     For            Did Not Vote
1.2 John Hope Bryant                                    Issuer      For           Did Not Vote
1.3 Robert Rosen                                        Issuer      For           Did Not Vote
2.  To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2014          Issuer      For           Did Not Vote
BANK OF COMMERCE
CUSIP: 061590105 TICKER: BONC
Meeting Date: 23-Jun-14   Meeting Type: Annual
1.  Election of Directors
1.1 Anne Eddins                                         Issuer      For           Did Not Vote
1.2 Dixon Handshaw                                      Issuer      For           Did Not Vote
1.3 William Loeffler                                    Issuer      For           Did Not Vote
1.4 Betty Trautwein                                     Issuer      For           Did Not Vote
1.5 Richard Williams                                    Issuer      For           Did Not Vote
2.  The Approval of the Agreement and Plan of Share
    Exchange, Dated As of March 3, 2014 by and Between
    Hometrust Bank and Bank of Commerce, As It May be
    Amended from Time to Time (the "agreement and Plan
    of Share Exchange"), Including the Exchange of Each
    of the Outstanding Shares of Bank of Commerce
    Common Stock for Cash                               Issuer      For           Did Not Vote
3.  The Approval of Adjournments of the Annual Meeting,
    If Necessary Or Appropriate, Including to Solicit
    Additional Proxies in Favor of the Approval of the
    Agreement and Plan of Share Exchange                Issuer      For           Did Not Vote


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     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.   The Ratification of Dixon Hughes Goodman LLP As the
     Banks Independent Auditor for the Fiscal Year
     Ending December 31, 2014.                           Issuer      For           Did Not Vote
CANADIAN OIL SANDS
CUSIP: 13643E105 TICKER: COS. TO.
Meeting Date: 30-Apr-14   Meeting Type: Annual
1.   Re-appointing PricewaterhouseCooper LLP As the
     Auditors of the Corporation for the Ensuing Year at
     A Remuneration to be Fixed by the Board of
     Directors of the Corporation.                       Issuer      For           Did Not Vote
2.   Election of Director
2.1  Ian Bourne                                          Issuer      For           Did Not Vote
2.2  Gerald Grandey                                      Issuer      For           Did Not Vote
2.3  Arthur Korpach                                      Issuer      For           Did Not Vote
2.4  Ryan Kubik                                          Issuer      For           Did Not Vote
2.5  Donald Lowry                                        Issuer      For           Did Not Vote
2.6  Sarah Raiss                                         Issuer      For           Did Not Vote
2.7  John Read                                           Issuer      For           Did Not Vote
2.8  Brant Sangster                                      Issuer      For           Did Not Vote
2.9  Chuck Shutlz                                        Issuer      For           Did Not Vote
2.10 Welsey Twiss                                        Issuer      For           Did Not Vote
2.11 John Zaozirny                                       Issuer      For           Did Not Vote
3    To Accept the Corporations Approach to Executive
     Compensation As Disclosed in the Circular           Issuer      For           Did Not Vote
CAPITALSOURCE INC.
CUSIP: 14055X102 TICKER: CSE
Meeting Date: 13-Jan-14   Meeting Type: Special
1.   Adopt the Agreement and Plan of Merger Between
     Pacwest Bancorp and Capitalsource                   Issuer      For           Voted - For
2.   Approve, on an Advisory (non-binding) Basis
     Specified Compensation That May Become Payable to
     the Named Executive Offices of Capitalsource in
     Connection with the Merger                          Issuer      For           Voted - For
3.   Approve One Or More Adjournments of the
     Capitalsource Special Meeting, If Necessary,
     Including Adjournments to Permit Further
     Solicitation of Proxies in Favor of the
     Capitalsource Merger Proposal                       Issuer      For           Voted - For


6

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CEDAR FAIR L.P
CUSIP: 150185106 TICKER: FUN
Meeting Date: 04-Jun-14    Meeting Type: Annual
1.  Election of Directors
1.1 Gina D. France                                      Issuer      For           Did Not Vote
1.2 Matthew Ouimet                                      Issuer      For           Did Not Vote
1.3 Tom Klein                                           Issuer      For           Did Not Vote
2.  To Confirm the Appointment to Deloitte & Touche LLP
    As our Independent Registered Public Accounting
    Firm                                                Issuer      For           Did Not Vote
3.  To Approve on an Advisory Basis, the Compensation
    of our Named Executive Officers.                    Issuer      For           Did Not Vote
CENTRIX BANK & TRUST
CUSIP: 15640A101 TICKER: CXBT
Meeting Date: 21-May-14    Meeting Type: Annual
1.  Vote for Election of the Following Nominees
1.1 Lucy Gobin                                          Issuer      For           Voted - For
1.2 Gordon Lewis                                        Issuer      For           Voted - For
1.3 Marie Mckay                                         Issuer      For           Voted - For
1.4 Michael Whitney                                     Issuer      For           Voted - For
1.5 Sherilyn Burnett Young                              Issuer      For           Voted - For
2.  Proposal to Approve the Merger Agreement, Dated
    March 3, 2014, Among Centrix, Eastern Bank
    Corporation and Eastern Bank.                       Issuer      For           Voted - For
3.  Proposal to Adjourn the Annual Meeting, If
    Necessary Or Appropriate, to Solicit Additional
    Proxies in Favor of the Merger Agreement            Issuer      For           Voted - For
4.  Proposal to Ratify and Approve the Appointment by
    the Audit Committee of the Firm of Wolf & Company,
    P.c. As Independent Accountants for Centrix for the
    Fiscal Year Ending December 31, 2014.               Issuer      For           Voted - For
DFC GLOBAL CORP
CUSIP: 23324T107 TICKER: DLLR
Meeting Date: 06-Jun-14    Meeting Type: Special
1.  To Consider and Vote Upon A Proposal to Adopt the
    Agreement and Plan of Merger, Dated As of April 1,
    2014, by and Among Dfc Global Corp, Lsf8 Sterling
    Parent, LLC and Lsf8 Sterling Merger Company LLC.   Issuer      For           Voted - For
2.  To Consider and Vote Upon A Proposal to Approve, on
    an Advisory (non-binding) Basis, the Compensation
    That May be Paid Or Become Payable to the Named


7

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    CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                PROPOSED BY MGT. POSITION  REGISTRANT VOTED
    Executive Officers of Dfc Global Corp, in
    Connection with the Merger.                         Issuer      For            Voted - For
3.  To Consider and Vote Upon A Proposal to Approve the
    Adjournment of the Special Meeting, If Necessary Or
    Appropriate, to Solicit Additional Proxies in Favor
    of the Merger Proposal If There are Insufficient
    Votes at the Time of the Special Meeting to Approve
    the Merger Proposal.                                Issuer      For            Voted - For
DOUBLELINE INCOME SOLUTIONS FUND
CUSIP: 258622109 TICKER: DSL
Meeting Date: 27-Feb-14   Meeting Type: Annual
1.  A Vote for Election of Director Nominees.
1.  John C. Salter                                      Issuer      For             Voted - For
ELLINGTON RESIDENTIAL MORTGAGE
CUSIP: 288578107 TICKER: EARN
Meeting Date: 20-May-14   Meeting Type: Annual
1.  Election of Trustees
1.1 Thomas F. Robards                                   Issuer      For            Voted - For
1.2 Michael Vranos                                      Issuer      For            Voted - For
1.3 Laurence Penn                                       Issuer      For            Voted - For
1.4 Ronald Simon                                        Issuer      For            Voted - For
1.5 Robert Allardice                                    Issuer      For            Voted - For
1.6 David Miller                                        Issuer      For            Voted - For
1.7 Menes Chee                                          Issuer      For            Voted - For
2.  The Ratification of PricewaterhouseCoopers LLP As
    the Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2014.       Issuer      For            Voted - For
ENERCARE INC
CUSIP: 29269C207 TICKER: ECI. TO
Meeting Date: 01-May-14   Meeting Type: Annual
1.  Election of Director:
1.1 Jim Pantelidis                                      Issuer      For            Voted - For
1.2 Lisa De Wilde                                       Issuer      For            Voted - For
1.3 John A. Mcadonald                                   Issuer      For            Voted - For
1.4 Grace M. Palombo                                    Issuer      For            Voted - For
1.5 Jerry Patava                                        Issuer      For            Voted - For
1.6 Roy J. Pearce                                       Issuer      For            Voted - For
1.7 Michael Rousseau                                    Issuer      For            Voted - For
1.8 William Wells                                       Issuer      For            Voted - For


8

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.  Re Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditor for the Ensuing
    Year and Authorization of the Directors to Fix the
    Remuneration of the Auditor                         Issuer      For           Voted - For
3.  An Ordinary Resolution Reconfirming the Shareholder
    Rights Plan Agreement Dated April 29,2011 Between
    Enercare Inc. and Computershare Investor Services
    Inc.                                                Issuer      For           Voted - For
4.  An Ordinary Resolution Approving the Adoption of A
    Share Option Plan, the Reservation of 3,000,000
    Common Shares of Enercare Inc. for Issuance There
    Under and Ratifying the Grant of 379,011 Options to
    Enercare Inc.'s Senior Management.                  Issuer      For           Voted - For
EPL & GAS
CUSIP: 26883D108 TICKER: EPL
Meeting Date: 30-May-14 Meeting Type: Special
1.  Adopt the Agreement and Plan of Merger, Dated As of
    March 12, 2014, Among EPL Oil & Gas. Energy Xxi
    (Bermuda) Limited, Energy Xxi Gulf Coast, Inc. and
    Clyde Merger Sub Inc.                               Issuer      For           Voted - For
2.  Approve, on an Advisory (non-binding) Basis, the
    Compensation That May be Paid Or Become Payable to
    EPL Oil, Inc.'s Named Executive Officers That is
    Based on Or Otherwise Relates to the Proposed
    Transactions.                                       Issuer      For           Voted - For
3.  Approve the Adjournment of the Special Meeting, If
    Necessary Or Appropriate, to Solicit Additional
    Proxies.                                            Issuer      For           Voted - For
EQUAL ENERGY LTD
CUSIP: 29390Q109 TICKER: EQU
Meeting Date: 08-Jun-14 Meeting Type: Special
1.  Passing A Special Resolution, Forth in Appendix "c"
    to the Accompanying Information Circular and Proxy
    Statement ("circular"), with Or Without Variation,
    Approving A Statutory Plan of Agreement (the
    "arrangement") Under Section 193 of the Business
    Corporations Act (Alberta) Involving Equal, the
    Equal Shareholders, Pertoflow Energy Corporation
    and Petroflow Canada Acquisition Corp., As More
    Particularly Described in the Circular;             Issuer      For           Did Not Vote
2.  A Proposal to Approve, on A Non-binding Advisory
    Basis, the Compensation That May Become Payable to
    the Named Executive Officers of the Equal
    Connection with the Completion of the Arrangement.  Issuer      For           Did Not Vote


9

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
FLOW INTERNATIONAL CORPORATION
CUSIP: 343468104 TICKER: FLOW
Meeting Date: 20-Dec-13    Meeting Type: Special
1.  Approve Agreement of Merger, Dated As of September
    25,2013, As It May be Amended from Time to Time, by
    Flow International Corporation, Waterjet Holdings,
    Inc. (formerly Known As Aip Waterjet Holdings) &
    Aif/fic Merger Sub, Inc.                             Issuer      For           Voted - For
2.  Adjourn the Special Meeting, If Necessary, to
    Solicit Additional Proxies If There are
    Insufficient Votes at the Special Meeting to
    Approve the Merger Agreement                         Issuer      For           Voted - For
3.  Approve, on an Advisory (non-binding) Basis Certain
    Compensation That Will Or May Become Payable by
    Flow International Corporation to Its Named
    Executive Officers in Connection with the
    Completion of the Merger Under Existing
    Arrangements Between Flow International
    Corporation and Such Officers.                       Issuer      For           Voted - For
FOREST LABORATORIES INC.
CUSIP: 345838106 TICKER: FRX
Meeting Date: 17-Jun-14    Meeting Type: Special
1.  To Adopt the Agreement and Plan of Merger, Dated As
    of February 17, 2014, by and Among Actavis PLC,
    Tango Us Holdings Inc., Tango Merger Sub 1 LLC,
    Tango Merger Sub 2 LLC and Forest Laboratories Inc.,
    Approval of This Proposal is Required to Complete
    the Merger.                                          Issuer      For           Voted - For
2.  To Approve on A Non-binding Basis, the Compensation
    to be Paid to Forest Laboratories Inc.'s, Named
    Executive Officers That is Based on Or Otherwise
    Relates to the Merger.                               Issuer      For           Voted - For
HEALTH MANAGEMENT ASSOCIATES, INC
CUSIP: 421933102 TICKER: HMA
Meeting Date: 08-Jan-14    Meeting Type: Special
1.  Proposal to Adopt the Agreement and Plan of
    Merger, dated As of July 29, 2013, As It May be
    Amended from Time to Time, by Health Management
    Associates, Inc., Community Health Systems, Inc. and
    Fwct-2 Acquisitions Corporation                      Issuer      For           Voted - For
2.  Approve, on an Advisory (non-binding) Basis
    Compensation That May be Paid Or Become Payable to
    Health Management Associates, Inc.'s Named


10

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Executive Officers That is Based Or on Otherwise
    Relates to the Merger                                Issuer      For           Voted - For
3.  Approve the Adjournment of the HMA Special Meeting,
    If Necessary, to Solicit Additional Proxies If
    There are Not Sufficient Votes to Adopt the Merger
    Agreement at the Time of the HMA Special Meeting     Issuer      For           Voted - For
HI-TECH PHARMACAL CO, INC.
CUSIP: 42840B101 TICKER: HITK
Meeting Date: 19-Dec-13   Meeting Type: Annual
1.  To Adopt the Agreement and Plan of Merger Dated As
    of August 26,2013 with Akorn, Inc. A Louisiana
    Corporation, and Akorn Enterprises, Inc. A Delaware
    Corporation and Wholly Owned Subsidiary of Akorn,
    Pursuant to Which Purchaser Will be Merged           Issuer      For           Did Not Vote
2.  To Approve, in A Non-binding Advisory Vote, the
    Merger Related Compensation Paid to the Company's
    Named Executive Officers.                            Issuer      For           Did Not Vote
3.  To Adjourn Or Postpone the Meeting to Another Time
    And/or Place for the Purpose of Soliciting
    Additional Proxies in Favor of the Proposal to
    Adopt the Merger Agreement and Approve the
    Transactions Contemplated by the Merger Agreement,
    Including the Merger, If Necessary                   Issuer      For           Did Not Vote
4-1 Election of Director: David S. Seltzer               Issuer      For           Did Not Vote
4-2 Election of Director: Reuben Seltzer                 Issuer      For           Did Not Vote
4-3 Election of Director: Martin M Goldwyn               Issuer      For           Did Not Vote
4-4 Election of Director: Yashar Hirshaut, M.D.          Issuer      For           Did Not Vote
4-5 Election of Director: Jack Van Hulst                 Issuer      For           Did Not Vote
4-6 Election of Director: Anthony J. Puglisi             Issuer      For           Did Not Vote
4-7 Election of Director: Bruce W. Simpson               Issuer      For           Did Not Vote
5.  To Ratify the Appointment of Eisner Amper LLP As the
    Company's Independent Auditors for Fiscal Year
    Ending April 30,2014.                                Issuer      For           Did Not Vote
6.  To Approve, in A Non-binding Advisory Vote, the
    Compensation Paid to the Company's Named Executive
    Officers.                                            Issuer      For           Did Not Vote
7.  In Their Discretion Upon Such Other Matters As May
    Properly Come Before the Meeting.                    Issuer      For           Did Not Vote
HOME FEDERAL BANCORP
CUSIP: 43710G105 TICKER: HOME
Meeting Date: 16-May-14   Meeting Type: Special
1.  To Approve the Agreement and Plan of Merger, Dated
    As of October 23, 2013, by and Between Cascade and
    the Company, As Such Agreement May be Amended from


11

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Time to Time, and the Merger and Other Transactions
    Contemplated by the Merger Agreement.               Issuer      For           Did Not Vote
2.  To Approve, on an Advisory (non-binding) Basis,
    Specified Executive Compensation, As Disclosed in
    the Proxy Statement.                                Issuer      For           Did Not Vote
3.  To Approve One Or More Adjournments of the Special
    Meeting, If Necessary Or Appropriate, Including
    Adjournments to Permit Further Solicitation of
    Proxies in Favor of the Merger Proposal.            Issuer      For           Did Not Vote
HUDSON CITY BANCORP
CUSIP: 443683107 TICKER: HCBK
Meeting Date: 18-Dec-13  Meeting Type: Annual
1A. Election of Director: Cornelious E. Golding         Issuer      For           Voted - For
1B. Election of Director: Donald O Quest M.D.           Issuer      For           Voted - For
1C. Election of Director: Joseph G. Sponholz            Issuer      For           Voted - For
2.  The Ratification of the Appointment of KPMG LLP As
    Hudson City Bancorp's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Issuer      For           Voted - For
3.  The Approval of A Non-binding Advisory Proposal on
    Named Executive Officer Compensation                Issuer      For           Voted - For
LENDER PROCESSING SERVICES, INC.
CUSIP: 52602E102 TICKER: LPS
Meeting Date: 19-Dec-13  Meeting Type: Special
1.  To Consider and Vote on A Proposal to Adopt the
    Agreement and Plan of Merger Dated As of May 28,
    2013, As May be Amended from Time to Time, Among
    Fidelity National Financial, Inc., Lion Merger Sub,
    Inc., A Subsidiary of Fidelity National Financial,
    Inc., and Lender Processing Services, Inc.          Issuer      For           Voted - For
2.  To Consider and Vote on A Non-binding, Advisory
    Proposal to Approve the Compensation That May
    Become Payable to Lender Processing Services,
    Inc.'s Named Executive Officers in Connection with
    the Completion of the Merger                        Issuer      For           Voted - For
3.  To Consider and Vote on A Proposal to Adjourn the
    Lender Processing Services, Inc. Special Meeting,
    If Necessary, to Solicit Additional Proxies If
    There are Not Sufficient Votes to Approve Proposal
    No. 1                                               Issuer      For           Voted - For


12

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
LSI CORPORATION
CUSIP: 502161102 TICKER: LSI
Meeting Date: 09-Apr-14   Meeting Type: Special
1.  To Adopt the Agreement and Plan of Merger, Dated
    December 15,2013 As It May be Amended from Time to
    Time, by and Among Lsi Corporation, Avago
    Technologies Limited, Avago Technologies Wireless
    Manufacturing Inc. and Leopold Merger Sub, Inc.     Issuer      For           Voted - For
2.  To Approve the Adjournment of the Special Meeting,
    If Necessary Or Appropriate, to Solicit Additional
    Proxies If There are Insufficient Votes at the Time
    of the Special Meeting to Approve the Proposal to
    Adopt the Agreement and Plan of Merger.             Issuer      For           Voted - For
3.  To Approve, on an Advisory (non-binding) Basis,
    Specified Compensation That May Become Payable to
    the Named Executive Officers of LSI Corporation in
    Connection with the Merger.                         Issuer      For           Voted - For
MAC-GRAY CORP
CUSIP: 554153106 TICKER: TUC
Meeting Date: 08-Jan-14   Meeting Type: Special
1.  Proposal to Adopt The Agreement and Plan of Merger,
    Dated October 14,2013, by and Among Csc
    Serviceworks Holdings Inc., A Delaware Corporation,
    Csc Serviceworks, A Delaware Corp and Wholly-owned
    Subsidiary of Holdings, Spin Holdco Inc.            Issuer      For           Voted - For
2.  A Proposal to Approve the "golden Parachute"
    Compensation, Payable Or That Could Become Payable
    to the Named Executive Officers of Mac-gray in
    Connection with the Merger Pursuant to the Term of
    the Merger Agreement and Pre-existing Severance
    Agreements.                                         Issuer      For           Voted - For
3.  A Proposal to Approve One Or More Adjournments Or
    Postponements of the Special Meeting, If Necessary,
    to Solicit Additional Proxies If Mac-gray Has Not
    Obtained Sufficient Affirmative Stockholder Votes
    to Adopt the Merger Agreement.                      Issuer      For           Voted - For
MACQUARIE INFRASTRUCTURE CO
CUSIP: 55608B105 TICKER: MIC
Meeting Date: 21-May-14   Meeting Type: Annual
1.  Election of Directors                               Issuer      For           Voted - For
1.1 Norman Brown                                        Issuer      For           Voted - For
1.2 George Carmany                                      Issuer      For           Voted - For


13

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CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.3 H.E. Lentz                                          Issuer      For           Voted - For
1.4 Ouma Sananikone                                     Issuer      For           Voted - For
1.5 William Webb                                        Issuer      For           Voted - For
2.  The Ratification of the Selection of KPMG LLP As
    our Independent Auditor for the Fiscal Year Ending
    December 31, 2014.                                  Issuer      For           Voted - For
3.  The Approval, on an Advisory Basis, of Executive
    Compensation.                                       Issuer      For           Voted - For
4.  The Approval of the 2014 Independent Directors
    Equity Plan.                                        Issuer      For           Voted - For
MAKO SURGICAL CORP
CUSIP: 560879108 TICKER: MAKO
Meeting Date: 13-Dec-13    Meeting Type: Special
1.  Proposal to Adopt the Agreement and Plan of Merger,
    Dated September 25, 2013, by and Among Stryker
    Corp, A Michigan Corporation ("Stryker") Lauderdale
    Merger Corporation, A Delaware Corporation and A
    Wholly Owned Subsidiary of Stryker, and Mako
    Surgical Corp.                                      Issuer      For           Voted - For
2.  To Approve, on an Advisory (non-binding) Basis, the
    Specified Compensation That May Become Payable to
    the Company's Principal Executive Officer,
    Principal Financial Officer and Three Most Highly
    Compensated Officers (apart from Executive and
    Financial Officer) in Connection with the Merger.   Issuer      For           Voted - For
3.  To Approve Adjournment of Special Meeting, If
    Necessary Or Appropriate, Including Adjournment to
    Solicit Additional Proxies. (if Insufficient Votes
    to Approve the Proposal and Plan of Merger)         Issuer      For           Voted - For
MEADWESTVACO CORP
CUSIP: 583334107 TICKER: MWV
Meeting Date: 28-Apr-14    Meeting Type: Annual
1.  Election of Directors:
1.1 Michael Campell                                     Issuer      For           Voted - For
1.2 James Kaiser                                        Issuer      For           Voted - For
1.3 Richard Kelson                                      Issuer      For           Voted - For
1.4 Susan Kropf                                         Issuer      For           Voted - For
1.5 John Luke Jr.                                       Issuer      For           Voted - For
1.6 Gracia Martore                                      Issuer      For           Voted - For
1.7 Timothy Powers                                      Issuer      For           Voted - For
1.8 Jane Warner                                         Issuer      For           Voted - For
1.9 Alan Wilson                                         Issuer      For           Voted - For
2.  Ratification of the Appointment of
    PricewaterhouseCoopers LLP As the Company's


14

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     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Independent Registered Public Accounting Firm for
     2014                                                Issuer      For           Voted - For
3.   Advisory Resolution to Approve Executive
     Compensation                                        Issuer      For           Voted - For
MEDICAL PROPERTIES TRUST
CUSIP: 58463J304 TICKER: MPW
Meeting Date: 15-May-14    Meeting Type: Annual
1.   ELECTION Of Directors
1.1  Edward Aldag                                        Issuer      For           Did Not Vote
1.2  Steven Dawson                                       Issuer      For           Did Not Vote
1.3  Steven Hamner                                       Issuer      For           Did Not Vote
1.4  Robert E. Holmes                                    Issuer      For           Did Not Vote
1.5  Sherry Kellett                                      Issuer      For           Did Not Vote
1.6  William Mckenzie                                    Issuer      For           Did Not Vote
1.7. Glenn Orr.                                          Issuer      For           Did Not Vote
2.   To Ratify the Appointment of PricewaterhouseCoopers
     LLP As Independent Registered Public Accounting
     Firm for the Fiscal Year Ending December 31, 2014   Issuer      For           Did Not Vote
3.   Advisory Approval of the Company's Executive
     Compensation.                                       Issuer      For           Did Not Vote
MFA FINANCIAL
CUSIP: 55272X102 TICKER: MFA
Meeting Date: 21-May-14    Meeting Type: Annual
1.   Election of Directors
1.1  Stephen Blank                                       Issuer      For           Voted - For
1.2  William Gorin                                       Issuer      For           Voted - For
2.   Ratification of the Appointment of KPMG LLP As
     MFA's Independent Registered Public Accounting Firm
     for the Fiscal Year Ending December 31,2014         Issuer      For           Voted - For
3.   Approval of the Advisory (non-binding) Resolution
     to Approve MFA's Executive Compensation             Issuer      For           Voted - For
4.   Approval of an Amendment to MFA's Charter to
     Eliminate the Classification of the Board of
     Directors.                                          Issuer      For           Voted - For
NATIONAL FUEL GAS CO
CUSIP: 636180101 TICKER: NFG
Meeting Date: 13-Mar-14    Meeting Type: Annual
1.   To Vote for Election of Directors of the Following
     Nominees: 01 Ronald Jibson, 02 Jeffery Shaw, 03
     Ronald Tanski                                       Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.   Vote to Ratify PricewaterhouseCoopers As our
     Registered Public Accounting Firm                  Issuer      For           Voted - For
3.   Advisory Approval of Executive Compensation        Issuer      For           Voted - For
4.   Stockholder Proposal.                              Shareholder Against       Voted - For
NATIONAL TECHNICAL SYSTEMS, INC
CUSIP: 638104109 TICKER: NTSC
Meeting Date: 19-Nov-13     Meeting Type: Special
1.   Approve Agreement of Merger by Nest Parent, Inc. &
     National Technical Systems, Inc. & Transactions
     Contemplated Thereby, Including Merger of Merger
     Sub with NTS, As A Result of Which NTS Will be
     Surviving Corporation in Merger and A Wholly Owned
     Subsidiary of Parent                               Issuer      For           Did Not Vote
2.   Approve, on an Advisory (non-binding) Basis
     Specified Compensation That May Become Payable to
     the Named Executive Offices of the Company in
     Connection with the Merger                         Issuer      For           Did Not Vote
3.   Approve the Adjournment of the Special Meeting, If
     Necessary, to Solicit Additional Proxies If There
     are Insufficient Votes at the Time of the Special
     Meeting to Approve the Merger Agreement Proposal   Issuer      For           Did Not Vote
NORBORD
CUSIP: 65548P403 TICKER: NBD. TO
Meeting Date: 02-May-14     Meeting Type: Annual
1.   Election of Directors:
1.1  Jack Cockwell                                      Issuer      For           Did Not Vote
1.2  Dain Cohen                                         Issuer      For           Did Not Vote
1.3  Pierre Dupuis                                      Issuer      For           Did Not Vote
1.4  Jon Haick                                          Issuer      For           Did Not Vote
1.5  Robert Harding                                     Issuer      For           Did Not Vote
1.6  Neville Kirchmann                                  Issuer      For           Did Not Vote
1.7  J. Barrie Shineton                                 Issuer      For           Did Not Vote
1.8  Denis Turcotte                                     Issuer      For           Did Not Vote
1.9  James Wallace                                      Issuer      For           Did Not Vote
1.10 Peter C. Wijnbergen                                Issuer      For           Did Not Vote
2.   The Appointment of KPMG LLP As Auditors of the
     Corporation and Authorizing the Directors to Fix
     Their Remuneration.                                Issuer      For           Did Not Vote

     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
NORDION INC.
CUSIP: 65563C105 TICKER: NDZ
Meeting Date: 27-May-14    Meeting Type: Annual And Special
1.   Election of Directors
1.1  W.D. Anderson                                       Issuer      For           Voted - For
1.2  J. Brown                                            Issuer      For           Voted - For
1.3  W.G. Dempsey                                        Issuer      For           Voted - For
1.4  S. Murphy                                           Issuer      For           Voted - For
1.5  K. Newport                                          Issuer      For           Voted - For
1.6  A. Olukotun                                         Issuer      For           Voted - For
1.7. S. M. West                                          Issuer      For           Voted - For
1.8  J. Woodruff                                         Issuer      For           Voted - For
2.   The Special Resolution (the Arrangement Resolution)
     the Full Text of Which is Set Forth in Appendix "b"
     to the Circular, Approving an Arrangement Pursuant
     to Section 192 of the Canada Business Corporation
     Act to Effect, Among Other Things, the Effective
     Acquisition by the Purchaser of All the Outstanding
     Common Shares of Nordion Inc., All As More
     Particularly Described in the Circular.             Issuer      For           Voted - For
3.   Appointment of Ernst & Young LLP As Auditors, and
     Authorizing the Directors to Fix Their Remuneration Issuer      For           Voted - For
NTS INC
CUSIP: 62943B105 TICKER: NTS
Meeting Date: 26-Feb-14    Meeting Type: Special
1.   To Approve the Agreement and Plan of Merger, As of
     October 20,2013, by Nts, T3, North Intermediate
     Holids and North Merger Sub Inc. A Wholly Owned
     Subsidiary of Holids As Such Agreement May be
     Amended from Time to Time.                          Issuer      For           Voted - For
2.   To approve the Adjournment of the NTS Special
     Meeting, If Necessary Or Appropriate, in the View
     of the NTS Board of Directors, to Solicit
     Additional Proxies in Favor of the Merger Proposal
     If There are Not Sufficient Votes at the Time of
     Such Adjournment to approve Either Proposal, Which
     is Referred to Herein As the Adjournment Proposal.  Issuer      For           Voted - For
OMNICOM GROUP
CUSIP: 681919106 TICKER: OMC
Meeting Date: 20-May-14    Meeting Type: Annual
1    Election of Directors
1.1  John Wren                                           Issuer      For           Voted - For

     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.2  Bruce Crawford                                        Issuer      For           Voted - For
1.3  Alan Batkin                                           Issuer      For           Voted - For
1.4  Mary Choksi                                           Issuer      For           Voted - For
1.5  Robert Clark                                          Issuer      For           Voted - For
1.6  Leonard Coleman Jr                                    Issuer      For           Voted - For
1.7  Errol Cool                                            Issuer      For           Voted - For
1.8  Susan Denison                                         Issuer      For           Voted - For
1.9  Michael Henning                                       Issuer      For           Voted - For
1.10 John Murphy                                           Issuer      For           Voted - For
1.11 John Purcell                                          Issuer      For           Voted - For
1.12 Linda Johnson Rice                                    Issuer      For           Voted - For
1.13 Gary Roubos                                           Issuer      For           Voted - For
2.   Ratification of the Appointment of KPMG LLP As the
     Company's Independent Auditors for the 2014 Fiscal
     Year                                                  Issuer      For           Voted - For
3.   Advisory Vote on the Company's Executive Compensation Issuer      For           Voted - For
PFIZER INC
CUSIP: 717081103 TICKER: PFE
Meeting Date: 24-Apr-14     Meeting Type: Annual
1.   Election of Directors:
1.1  Dennis Ausiello                                       Issuer      For           Voted - For
1.2  Don Cornwell                                          Issuer      For           Voted - For
1.3  Frances Fergusson                                     Issuer      For           Voted - For
1.4  Helen Hobbs                                           Issuer      For           Voted - For
1.5  Constance Horner                                      Issuer      For           Voted - For
1.6  James Kilts                                           Issuer      For           Voted - For
1.7  George Lorch                                          Issuer      For           Voted - For
1.8  Shantanu Narayen                                      Issuer      For           Voted - For
1.9  Suzanne Nroa Johnson                                  Issuer      For           Voted - For
1.10 Ian Read                                              Issuer      For           Voted - For
1.11 Stephen Sanger                                        Issuer      For           Voted - For
1.12 Marc Tessier-lavigne                                  Issuer      Against       Did Not Vote
2.   Ratify the Selection of KPMG LLP As Independent
     Registered Public Accounting Firm for 2014            Issuer      For           Voted - For
3.   Advisory Approval of Executive Compensation           Issuer      For           Voted - For
4.   Approval of Pfizer Inc. 2014 Stock Plan               Issuer      For           Voted - For
5.   Shareholder Proposal Regarding Approval of
     Political Contribution Policy                         Shareholder For           Voted - For
6.   Shareholder Proposal Regarding Lobbying Activities    Shareholder Against       Voted - For
7.   Shareholder Proposal Regarding Action by Written
     Consent                                               Shareholder Against       Voted - For

     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
PIMCO DYNAMIC INCOME FD
CUSIP: 72201Y101 TICKER: PDI
Meeting Date: 18-Dec-13      Meeting Type: Annual
1.   Election of Director
1.1  Alan Rappaport                                     Issuer                    Did Not Vote
1.2  Hans W. Kertess                                    Issuer                    Did Not Vote
1.3  William B. Ogden, IV                               Issuer                    Did Not Vote
PIMCO DYNAMIC INCOME FUND
CUSIP: 72201Y101 TICKER: PDI
Meeting Date: 09-Jun-14      Meeting Type: Special
1.   To Approve an Investment Management Agreement
     Between the Fund and Pacific Investment Management
     Company LLC.                                       Issuer      For           Voted - For
PITNEY BOWES INC
CUSIP: 724479100 TICKER: PBI
Meeting Date: 12-May-14      Meeting Type: Annual
1.   Election of Directors
1.1  Linda Alvarado                                     Issuer      For           Voted - For
1.2  Anne Busquet                                       Issuer      For           Voted - For
1.3  Roger Fradin                                       Issuer      For           Voted - For
1.4  Anne Stuherland Fuchs                              Issuer      For           Voted - For
1.5  Douglas Hutcheson                                  Issuer      For           Voted - For
1.6  Marc Lautenbach                                    Issuer      For           Voted - For
1.7  Eduardo Menasce                                    Issuer      For           Voted - For
1.8  Michael Roth                                       Issuer      For           Voted - For
1.9  David Shedlarz                                     Issuer      For           Voted - For
1.10 David Snow Jr                                      Issuer      For           Voted - For
2.   Ratification of the Audit Committee's Appointment
     of the Independent Accountants for 2014.           Issuer      For           Voted - For
3.   Advisory Vote to Approve Executive Compensation    Issuer      For           Voted - For
4.   Approval of the Pitney Bowes Directors Stock Plan. Issuer      For           Voted - For
PNC FINANCIAL
CUSIP: 693475105 TICKER: PNC
Meeting Date: 22-Apr-14      Meeting Type: Annual
1.   Election of Directors:
1.   Richard O. Berndt                                  Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.  Charles E. Bunch                                   Issuer      For           Voted - For
3.  Paul Chellgren                                     Issuer      For           Voted - For
4.  William Demchak                                    Issuer      For           Voted - For
5.  Andrew Feldstein                                   Issuer      For           Voted - For
6.  Kay Cole James                                     Issuer      For           Voted - For
7.  Richard Kelson                                     Issuer      For           Voted - For
8.  Richard Kelson                                     Issuer      For           Voted - For
9.  Anthony Massaro                                    Issuer      For           Voted - For
10. Jane Pepper                                        Issuer      For           Voted - For
11. Donald Shepard                                     Issuer      For           Voted - For
12. Lorene K. Steffes                                  Issuer      For           Voted - For
13. Dennis Strigl                                      Issuer      For           Voted - For
14. Thomas Usher                                       Issuer      For           Voted - For
15. George Walls                                       Issuer      For           Voted - For
16. Helge Wehmeier                                     Issuer      For           Voted - For
2.  Ratification of the Audit Committee's Selection of
    Pricewaterhousecooper's LLP As PNC's Independent
    Registered Public Accounting Firm for 2014         Issuer      For           Voted - For
3.  Advisory Vote to Approve Named Executive Officer
    Compensation                                       Issuer      For           Voted - For
4.  A Shareholder Proposal Regarding A Report on
    Greenhouse Gas Emissions of Borrowers and Exposure
    to Climate Change Risk                             Shareholder Against       Voted - Against
PVR PARTNERS
CUSIP: 693665101 TICKER: PVR
Meeting Date: 20-Mar-14 Meeting Type: Special
1.  To Consider and Vote on A Proposal to Adopt the
    Agreement and Plan of Merger Dated As of October
    9,2013 As May be Amended from Time to Time, Which
    is Referred to As the Merger Agreement, by and
    Among PVR, PVR Group, LLC, the General Partner of PVR,
    Regency Energy Partners, and Regency Gp Lp, the
    General Partner of Regency, and the Transactions
    Contemplated Thereby.                              Issuer      For           Did Not Vote
2.  To Consider and Vote on A Proposal to Approve the
    Adjournment of the Pvr Special Meeting, If
    Necessary, to Solicit Additional Proxies If There
    are Not Sufficient Votes to Adopt the Merger
    Agreement at the Time of the Special Meeting.      Issuer      For           Did Not Vote
3.  To Consider and Vote on A Proposal to Approve, on
    an Advisory (non-binding Basis), the Related
    Compensation Payments That Will Or May be Paid by
    Pvr to Its Named Executive Officers in Connection
    with the Merger.                                   Issuer      For           Did Not Vote

    CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
QEP RESOURCES
CUSIP: 74733V100 TICKER: QEP
Meeting Date: 13-May-14   Meeting Type: Annual
1.  Election of Directors
1.1 Robert Heinemann                                    Issuer      For           Did Not Vote
1.2 Robert McKee                                        Issuer      For           Did Not Vote
1.3 David Trice                                         Issuer      For           Did Not Vote
2.  To Approve, by Non-binding Advisory Vote, the
    Company's Executive Compensation Program            Issuer      For           Did Not Vote
3.  To Ratify the Appointment of PricewaterhouseCoopers
    LLP for Fiscal Year 2014.                           Issuer      For           Did Not Vote
4.  To Approve A Non-binding Shareholder Proposal
    Regarding Declassification of the Board.            Shareholder For           Did Not Vote
REGAL ENTERTAINMENT GROUP
CUSIP: 758766109 TICKER: RGC
Meeting Date: 07-May-14   Meeting Type: Annual
1.  Election of Directors                               1.1         Stephen Kaplan Issuer For  Voted -
    For
1.2 Jack Tyrrell                                        Issuer      For           Voted - For
1.3 Nestor Weigand                                      Issuer      For           Voted - For
2.  Approval, on an Advisory Basis, of the Compensation
    of our Named Executive Officers.                    Issuer      For           Voted - For
3.  Ratification of the Audit Committee's Selection of
    KPMG LLP As our Independent Registered Public
    Accounting Firm for the Fiscal Year Ending January
    1, 2015                                             Issuer      For           Voted - For
RYMAN HOSPITALITY PROPERTIES INC
CUSIP: 78377T107 TICKER: RHP
Meeting Date: 08-May-14   Meeting Type: Annual
1.  Election of Directors
1.1 Michael Bender                                      Issuer      For           Voted - For
1.2 E.K. Gaylord 2                                      Issuer      For           Voted - For
1.3 Ralph Horn                                          Issuer      For           Voted - For
1.4 Ellen Levine                                        Issuer      For           Voted - For
1.5 Robert S Prather Jr                                 Issuer      For           Voted - For
1.6 Colin Reed                                          Issuer      For           Voted - For
1.7 Michael Rose                                        Issuer      For           Voted - For
1.8 Chael Roth                                          Issuer      For           Voted - For
2   The Approve on an Advisory Basis, the Company's
    Executive Compensation                              Issuer      For           Voted - For

     CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.   To Ratify the Appointment of Ernst & Young LLP As
     the Company's Independent Registered Public
     Accounting Firm for Fiscal Year 2014.               Issuer      For           Voted - For
SANTONIA ENERGY INC
CUSIP: 803007103 TICKER: STE. TO
Meeting Date: 23-Apr-14    Meeting Type: Special
     Please Note That This Meeting Mentions Dissenter's
     Rights, Please Refer to the Management Information
     Circular for Details.                               Issuer      None          Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' for Resolution, 1 Abstain
     is Not A Voting Option on This Meeting              Issuer      None          Non-Voting
1.   Passing, with Or Without Variation, A Special
     Resolution, the Full Text of Which is Set Forth in
     Appendix "a" to the Accompanying Information
     Circular and Proxy Statement of the Corporation
     Dated March 20,2014 (the "information Circular") to
     Approve A Plan of Arrangement Pursuant to Section
     193 of the Business Corporation Act (Alberta), All
     As More Particularly Described in the Information
     Center                                              Issuer      None          Voted - For
2.   To Transact Such Further and Other Business As May
     Properly be Brought Before the Meeting Or Any
     Adjournment Thereof.                                Issuer      None          Voted - For
SIRIUS XM HOLDINGS
CUSIP: 82967N108 TICKER: SIRI
Meeting Date: 19-May-14    Meeting Type: Annual
1.   Election of Directors
1.1  Joan Amble                                          Issuer      For           Voted - For
1.2  Anthony Bates                                       Issuer      For           Voted - For
1.3  George Bodenheimer                                  Issuer      For           Voted - For
1.4  David Flowers                                       Issuer      For           Voted - For
1.5  Eddy Hartenstein                                    Issuer      For           Voted - For
1.6  James Holden                                        Issuer      For           Voted - For
1.7  Gregory Maffei                                      Issuer      For           Voted - For
1.8  Evan Malone                                         Issuer      For           Voted - For
1.9  James Meyer                                         Issuer      For           Voted - For
1.10 James Mooney                                        Issuer      For           Voted - For
1.11 Carl Vogel                                          Issuer      For           Voted - For
1.12 Vanesa Wittman                                      Issuer      For           Voted - For
1.13 David Zaslav                                        Issuer      For           Voted - For
2.   Advisory Vote to Approve the Named Executive
     Officers' Compensation.                             Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.  Ratification of the Appointment of KPMG LLP As our
    Independent Registered Public Accountants for 2014.  Issuer      For           Voted - For
SIX FLAGS ENTERTAINMENT CORPORATION
CUSIP: B43VKB8 TICKER: SIX
Meeting Date: 07-May-14   Meeting Type: Annual
1.  Election of Directors
1.1 Kurt Cellar                                          Issuer      For           Voted - For
1.2 Charles Koppelman                                    Issuer                    Voted - For
1.3 Jon Luther                                           Issuer      For           Voted - For
1.4 Usman Nabi                                           Issuer      For           Voted - For
1.5 Stephen Owens                                        Issuer      For           Voted - For
1.6 James Reid-Anderson                                  Issuer      For           Voted - For
1.7 Richard Roedel                                       Issuer      For           Voted - For
2.  Advisory Vote to Ratify KPMG LLP As the Company's
    Independent Public Accounting Firm for the Year
    Ending December 31, 2014.                            Issuer      For           Voted - For
3.  Advisory Vote to Approve Executive Compensation.     Issuer      For           Voted - For
THE GEO GROUP
CUSIP: 36159R103 TICKER: GEO
Meeting Date: 02-May-14   Meeting Type: Annual
1.  Election of Directors
1.1 Clarence Anthony                                     Issuer      For           Voted - For
1.2 Norman Carlson                                       Issuer      For           Voted - For
1.3 Anne Foreman                                         Issuer      For           Voted - For
1.4 Richard Glaton                                       Issuer      For           Voted - For
1.5 Christopher Wheeler                                  Issuer      For           Voted - For
1.6 George Zoley                                         Issuer      For           Voted - For
2.  To Ratify the Appointment of Grant Thornton LLP As
    our Independent Registered Public Accountants for
    the Fiscal Year of 2014.                             Issuer      For           Voted - For
3.  To Hold an Advisory Vote to Approve Named Executive
    Officer Compensation                                 Issuer      For           Voted - For
4.  To Approve the Geo Group, Inc. 2014 Stock Incentive
    Plan, Which We Refer to As the 2014 Plan.            Issuer      For           Voted - For
5.  To Transact Any Other Business As May Properly Come
    Before the Meeting Or Any Adjournments Or
    Postponements Thereof.                               Issuer      For           Voted - For
Meeting Date: 02-May-14   Meeting Type: Special
1.  Proposal to Approve the Agreement and Plan of
    Merger, Dated As of March 21, 2014, Between the Geo
    Group Inc., Or Geo, and the Geo Group REIT, Inc., Or
    Geo REIT, A Wholly Owned Subsidiary of Geo, Which

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                      PROPOSED BY MGT. POSITION REGISTRANT VOTED
    is Being Implemented in Connection with Geo's
    Conversion to A Real Estate Investment Trust, Or
    REIT, Effective January 1, 2013.                          Issuer      For           Voted - For
2.  Proposal to Approve an Adjournment of the Geo
    Special Meeting, If Necessary to Solicit Additional
    Proxies in Favor of the Foregoing Proposal.               Issuer      For           Voted - For
THE JONES GROUP INC
CUSIP: 48020T101 TICKER: JNY
Meeting Date: 07-Apr-14 Meeting Type: Special
1.  The Proposal to Adopt the Agreement and Plan of
    Merger Dated December 19,2013, by and Among the
    Jones Group Inc., Jasper Parent LLC and Jasper
    Merger Sub Inc., As It May be Amended from Time to
    Time.                                                     Issuer      For           Voted - For
2.  The Proposal to Adjourn the Special Meeting, If
    Necessary Or Appropriate, Including to Solicit
    Additional Proxies If There are Insufficient Votes
    at the Time of the Special Meeting to Establish A
    Quorum Or Adopt the Merger Agreement.                     Issuer      For           Voted - For
3.  The Proposal to Approve, on A Non-bidding, Advisory
    Basis, the "golden Parachute Compensation" Payable
    to the Jones Group Inc.'s Named Executive Officers
    in Connection with the Merger.                            Issuer      For           Voted - For
THOMAS PROPERTIES GROUP
CUSIP: 884453101 TICKER: TPGI
Meeting Date: 17-Dec-13 Meeting Type: Special
1.  To Adopt the Agreement and Plan of Merger , Dated
    As of September 4, 2013, by and Among Parkway
    Properties Inc. Parkway Properties L.P., Parkway Masters,
    L.P., Thomas Properties Group Inc., and Thomas
    Properties Group, As It May be Amended Or Modified
    from Time to Time.                                        Issuer      For           Voted - For
2.  To approve, on an Advisory, Non-binding Basis, the
    Specified Compensation That May Become Payable to
    the Named Executive Officers of TPG in Connection
    with the Merger.                                          Issuer      For           Voted -- For
3.  To approve Adjournment of Special Meeting, If
    Necessary Or Appropriate, Including Adjournment to
    Solicit Additional Proxies. (if Insufficient Votes
    to Approve the Proposal and Plan of Merger)               Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
TIME WARNER CABLE INC.
CUSIP: 88732J207 TICKER: TWC
Meeting Date: 05-Jun-14    Meeting Type: Annual
1.   Election of Directors
1.1  Carole Black                                        Issuer      For           Voted - For
1.2  Glenn Britt                                         Issuer      For           Voted - For
1.3  Thomas H. Castro                                    Issuer      For           Voted - For
1.4  David Chang                                         Issuer      For           Voted - For
1.5  James Copeland                                      Issuer      For           Voted - For
1.6  Peter Haje                                          Issuer      For           Voted - For
1.7  Donna James                                         Issuer      For           Voted - For
1.8  Don Logan                                           Issuer      For           Voted - For
1.9  Robert Marcus                                       Issuer      For           Voted - For
1.10 N.J. Nicholas, Jr                                   Issuer      For           Voted - For
1.11 Wayne Pace                                          Issuer      For           Voted - For
1.12 Edward Shirley                                      Issuer      For           Voted - For
1.13 John Sununu                                         Issuer      For           Voted - For
2.   Ratification of Independent Registered Public
     Accounting Firm                                     Issuer      For           Voted - For
3.   Advisory Vote to Approve Named Executive Officer
     Compensation                                        Issuer      For           Voted - For
4.   Stockholder Proposal on Disclosure of Lobbying
     Activities.                                         Shareholder Against       Voted - For
5.   Stockholder Proposal on Accelerated Vesting of
     Equity Awards in A Change in Control.               Shareholder Against       Voted - Against
6.   In Their Discretion, on Such Other Matters As May
     Properly Come Before the Meeting Or Any Adjournment
     Or Adjournments Thereof.                            Issuer      Against       Voted - Against
TRUNKBOW INTERNATIONAL HOLDINGS
CUSIP: 89818A102 TICKER: TBOW
Meeting Date: 14-Apr-14    Meeting Type: Special
1.   To Adopt the Agreement and Plan of Merger Dated As
     of December 10, 2013. Among the Company, Trunkbow
     Merger Group Limited (parent) and Trunkbow
     International Merger Sub Limited (merger Sub), As
     It May be Amended from Time to Time, All As More
     Fully Described in the Proxy Statement.             Issuer      For           Voted - For
2.   To Approve the Adjournment of the Special Meeting,
     If Necessary Or Appropriate, to Solicit Additional
     Proxies If There are Insufficient Votes at the
     Time of the Special Meeting to Abort the Merger
     Agreement.                                          Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION     REGISTRANT VOTED
UNS ENERGY CORP
CUSIP: 903119105 TICKER: UNS
Meeting Date: 26-Mar-14   Meeting Type: Special
1.  To approve and Adopt the Agreement and Plan of
    Merger, Dated As of December 11, 2013 by and Among
    Frotisus Inc., Color Acquisition Sub Inc., A Wholly
    Owned Subsidiary of Frotisus Inc., Fortis Inc., and
    UNS Energy Corporation As It May be Amended from
    Time to Time.                                        Issuer      For           Voted - For
2.  To Approve, on an Advisory, Non-binding Basis, the
    Compensation That May be Paid Or Become Payable to
    Named Executive Officers of UNS Energy Corporation
    That is Based on Or Otherwise Relates to the Merger  Issuer      For           Voted - For
3.  To Adjourn the Special Meeting to A Later Date Or
    Time If Necessary Or Appropriate, to Solicit
    Additional Proxies in the Event There are
    Insufficient Votes at the Time of the Special
    Meeting Or Any Adjournment Or Postponement Thereof
    to Adopt the Merger Agreement                        Issuer      For           Voted - For
US SILICA HOLDINGS INC
CUSIP: 90346E103 TICKER: SLCA
Meeting Date: 08-May-14   Meeting Type: Annual
1.  Election of Directors
1.1 Daniel Avramovich                                    Issuer      For           Voted - For
1.2 Peter Bernard                                        Issuer      For           Voted - For
1.3 William Kacal                                        Issuer      For           Voted - For
1.4 Charles Shaver                                       Issuer      For           Voted - For
1.5 Bryan Shinn                                          Issuer      For           Voted - For
1.6 Michael Stice                                        Issuer      For           Voted - For
2.  Ratification of Appointment of Grant Thornton LLP
    As Independent Registered Public Accounting Firm
    for 2014.                                            Issuer      For           Voted - For
3.  Advisory Vote to Approve the Compensation of our
    Named Executive Officers, As Disclosed in the Proxy
    Statement                                            Issuer      For           Voted - For
4.  Advisory Vote on the Frequency of the Advisory Vote
    to Approve the Compensation of our Named Executives. Issuer      For           Voted - For
WABASH NATIONAL CORP
CUSIP: 929566107 TICKER: WNC
Meeting Date: 15-May-14   Meeting Type: Annual
1.  Election of Directors                                Issuer      For           Did Not Vote
1.1 Richard Giromini                                     Issuer      For           Did Not Vote

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.2 Martin Jischke                                       Issuer      For           Did Not Vote
1.3 James Kelly                                          Issuer      For           Did Not Vote
1.4 John Kunz                                            Issuer      For           Did Not Vote
1.5 Larry Magee                                          Issuer      For           Did Not Vote
1.6 Ann Murtlow                                          Issuer      For           Did Not Vote
1.7 Scott Sorensen                                       Issuer      For           Did Not Vote
2.  To Approve the Compensation of our Executive
    Officers                                             Issuer      For           Did Not Vote
WASHINGTON BANKING COMPANY
CUSIP: 937303105 TICKER: WBCO
Meeting Date: 15-Apr-14    Meeting Type: Special
1.  To Approve the Agreement and Plan of Merger, Dated
    As of October 23,2013, by and Between Heritage
    Financial Corporation, and Washington Banking,
    Pursuant to Which Washington Banking Will Merge
    with and Into Heritage                               Issuer      For           Voted - For
2.  To Adjourn the Special Meeting, If Necessary Or
    Appropriate, to Solicit Additional Proxies in Favor
    of the Merger Proposal                               Issuer      For           Voted - For
3.  Approval, on an Advisory (non-binding) Basis, of the
    Compensation of Certain Executive Officers of
    Washington Banking That is Based on Or Otherwise
    Relates to the Proposed Merger with Heritage, As
    Described in the Joint Proxy Statement/prospectus.   Issuer      For           Voted - For
WELLS FARGO -- THIS IS A DUPLICATE
WELLS FARGO & CO.
CUSIP: 949746101 TICKER: WFC
Meeting Date: 29-Apr-14    Meeting Type: Annual
1.  Election of Directors:
1.  John Baker                                           Issuer      For           Voted - For
2.  Elaine Chao                                          Issuer      For           Voted - For
3.  John Chen                                            Issuer      For           Voted - For
4.  Lloyd Dean                                           Issuer      For           Voted - For
5.  Susan Engel                                          Issuer      For           Voted - For
6.  Enrique Hernandez                                    Issuer      For           Voted - For
7.  Donald James                                         Issuer      For           Voted - For
8.  Cynthia Milligan                                     Issuer      For           Voted - For
9.  Federico Pena                                        Issuer      For           Voted - For
10. James Quigley                                        Issuer      For           Voted - For
11. Judith Runstad                                       Issuer      For           Voted - For
12. Stephen W. Sanger                                    Issuer      For           Voted - For
13. John Stumpf                                          Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
14.  Susan Swenson                                       Issuer      For           Voted - For
2.   Vote on an Advisory Resolution to Approve Executive
     Compensation.                                       Issuer      For           Voted - For
3.   Ratify the Appointment of KPMG LLP As the Company's
     Independent Registered Public Accounting Firm for
     2014                                                Issuer      For           Voted - For
4.   Adopt the Policy to Require an Independent Chairman Issuer      Against       Voted - For
5.   Review and Report Internal Controls Over the
     Company's Mortgage Servicing and Foreclosure
     Policies                                            Issuer      Against       Voted - For
WEYERHAEUSER COMPANY
CUSIP: 962166104 TICKER: WY
Meeting Date: 10-Apr-14    Meeting Type: Annual
1A.  Election of Director: Debra A. Cafaro               Issuer      For           Voted - For
1B.  Election of Director: Mark A. Emmert                Issuer      For           Voted - For
1C.  Election of Director: John I. Kieckhefer            Issuer      For           Voted - For
1D.  Election of Director: Wayne W. Murdy                Issuer      For           Voted - For
1E.  Election of Director: Nicole W. Piasecki            Issuer      For           Voted - For
1F.  Election of Director: Doyle R. Simons               Issuer      For           Voted - For
1G.  Election of Director: Richard H. Sinkfield          Issuer      For           Voted - For
1H.  Election of Director: D. Michael Steuert            Issuer      For           Voted - For
1I.  Election of Director: Kim Williams                  Issuer      For           Voted - For
1J.  Election of Director: Charles R. Williamson         Issuer      For           Voted - For
2.   Approval, of an Advisory Basis, of Executive
     Compensation                                        Issuer      For           Voted - For
3.   Ratification of Selection of Independent Registered
     Public Accounting Firm                              Issuer      For           Voted - For
WILLIAMS COMPANIES INC
CUSIP: 969457100 TICKER: WMB
Meeting Date: 22-May-14    Meeting Type: Annual
1.   Election of Directors
1.1  Alan S Armstrong                                    Issuer      For           Voted - For
1.2  Joseph Cleveland                                    Issuer      For           Voted - For
1.3  Kathleen Cooper                                     Issuer      For           Voted - For
1.4  John Hagg                                           Issuer      For           Voted - For
1.5  Juanita Hinshaw                                     Issuer      For           Voted - For
1.6  Ralph Izzo                                          Issuer      For           Voted - For
1.7  Frank Maclnnis                                      Issuer      For           Voted - For
1.8  Eric Mandelblatt                                    Issuer      For           Voted - For
1.9  Steve Nance                                         Issuer      For           Voted - For
1.10 Murray Smith                                        Issuer      For           Voted - For
1.11 Janice Stoney                                       Issuer      For           Voted - For
1.12 Laura Sugg                                          Issuer      For           Voted - For

CCM ALTERNATIVE INCOME FUND (FORMERLY CCM ACTIVE INCOME FUND)




PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.  Approval of the Amendment to the Williams Companies
    Inc. 2007 Incentive Plan                              Issuer      For           Voted - For
3.  Approval to the Amendment to the Williams Companies
    Inc. 2007 Employee Stock Purchase                     Issuer      For           Voted - For
4.  Ratification of Ernst & Young LLP As Auditors for
    2014.                                                 Issuer      For           Voted - For
5.  Approval, by Nonbinding Advisory Vote of the
    Company's Executive Compensation.                     Issuer      For           Voted - For
6.  To Transact Such Other Business As May Properly
    Come Before the Annual Meeting Or Any Adjournment of
    the Meeting.                                          Issuer      For           Voted - For
ZOLTEK COMPANIES INC
CUSIP: 98975W104 TICKER: ZOLT
Meeting Date: 23-Jan-14 Meeting Type: Special
1.  To approve the Agreement and Plan of Merger, Date
    September 27,2013 by and Among Zoltek Companies
    Inc., Toray Industries Inc. and TZ Acquisitions Corp.
    As It May be Amended from Time to Time, and the
    Transactions Contemplated Therein.                    Issuer      For           Voted - For
2.  To Adjourn the Special Meeting to A Later Date Or
    Dates, If Necessary Or Appropriate, to Solicit
    Additional Proxies If Any Insufficient Votes to
    Adopt the Merger Agreement During the Meeting.        Issuer      For           Voted - For
3.  To Approve an Advisory Vote (non-Binding) to approve
    Certain Compensation Arrangements for Zoltek's
    Named Executive Officers in Connection with the
    Merger.                                               Issuer      For           Voted - For


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMMUNITY CAPITAL TRUST

By: /S/ DAVID K. DOWNES
David K. Downes
President/Principal Executive Officer
Date: August 28, 2014

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